PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:
Computers and electronic equipment	$28	$36
Clinical and medical equipment	119	119

	147	155
Accumulated depreciation:
Computers and electronic equipment	20	13
Clinical and medical equipment	66	49

	86	62

Depreciated cost	$61	$93

*)	Represents an amount lower than 1$.

Depreciation expenses for the years ended December 31, 2016 and 2015 were $25 and $26, respectively. In addition, during the year ended December 31, 2016, the Company recorded losses amounted to $5 from selling office furniture and equipment.